Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Statement of changes in equity [abstract]
Schedule of capital components

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$11,666	$41,262
Marketable securities	$20,472	$—
Shareholders' equity	$26,502	$36,099